Share-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions				12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)				16,285	8,593	5,377
Granted (in shares)				3,611	9,226	4,932
Exercised (in shares)				0	0	0
Expired (in shares)				(602)	(435)	(771)
Forfeited (in shares)				(1,198)	(1,099)	(945)
Outstanding, ending balance (in shares)	16,285	8,593	5,377	18,096	16,285	8,593	5,377
Weighted Average Exercise Price Per Share
Outstanding, beginning balance (in usd per share)				$ 8.25	$ 11.88	$ 19.37
Granted (in usd per share)				3.01	5.45	3.71
Exercised (in usd per share)				0.00	0.00	0.00
Expired (in usd per share)				13.83	18.50	19.46
Forfeited (in usd per share)				5.45	9.12	5.66
Outstanding, ending balance (in usd per share)	$ 8.25	$ 11.88	$ 19.37	$ 7.20	$ 8.25	$ 11.88	$ 19.37
Options outstanding, weighted average contract life				7 years 1 month 24 days	7 years 8 months 23 days	7 years 2 months 20 days	5 years 9 months 19 days
Options outstanding, aggregate intrinsic value	$ 1	$ 14	$ 0	$ 0	$ 1	$ 14	$ 0
Options exercised, aggregate intrinsic value	$ 0	$ 0	$ 0
Options exercisable, shares underlying options (in shares)	4,474	2,844		8,250	4,474	2,844
Options exercisable, average exercise price per share (in usd per share)	$ 15.15	$ 19.60		$ 10.73	$ 15.15	$ 19.60
Options exercisable, weighted average contract life				5 years 8 months 23 days	5 years 3 months 4 days	5 years 6 months 11 days
Options exercisable, aggregate intrinsic value	$ 0	$ 0		$ 0	$ 0	$ 0